SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cash and Cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 614,412	$ 351,684
Restricted cash, current portion	11,278	19,767
Restricted cash, less current portion	14,728	8,200
Total cash, cash equivalents, and restricted cash, end of period	$ 640,418	$ 379,651	$ 97,808